FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments	£ 29,613	£ 26,369
Investment grade
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments	27,592	24,169
Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments	2,021	2,200
Other | Sub-investment grade
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments	1,499	1,555
Other | Not rated
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments	522	645
OECD banks | Group
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments	454	274
Trading and other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments	28,797	25,133
Trading and other | Investment grade
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments	26,782	22,991
Trading and other | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments	2,015	2,142
Hedging
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments	816	1,236
Hedging | Investment grade
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments	810	1,178
Hedging | Other
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments	£ 6	£ 58